SEGMENT INFORMATION (Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 224,135		$ 224,135		$ 163,362
Depreciation and amortization	1,249	$ 1,514	3,762	$ 4,319	5,455
Expenditure for segment assets			8,910		5,126
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	76,199		76,199		33,726
Depreciation and amortization			648		642
Expenditure for segment assets			2,154		1,972
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	45,533		45,533		40,698
Depreciation and amortization			822		1,040
Expenditure for segment assets			571		1,124
MRO services for Aviation Components and Lease [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	93,496		93,496		80,014
Depreciation and amortization			2,147		3,412
Expenditure for segment assets			5,990		1,347
Overhaul and coating of jet engine components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	10,302		10,302		10,182
Depreciation and amortization			265		388
Expenditure for segment assets			195		683
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ (1,395)		(1,395)		(1,258)
Depreciation and amortization			(120)		(27)
Expenditure for segment assets			$ 0		$ 0